Consolidated Statements of Cash Flows $ in Thousands, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (19,129)	$ (14,765)	$ (30,495)	$ (30,333)	$ (32,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	727	784	1,572	1,644	1,614
Stock based compensation	85	139	331	340	363
Loss on issuance of securities in recapitalization transaction	6,905
Change in fair value of warrant liability	(4,531)			(2,967)	465
Other non-cash expenses	73	15	13	74	1
Changes in assets and liabilities:
Prepayments and other current assets	(1,331)	(1,685)	(1,168)	168	2,735
Research and development tax credits receivable	(2,116)	(2,392)	2,422	(939)	(1,678)
Accounts payable	(2,052)	2,509	2,677	(903)	163
Deferred revenues	(322)	(240)	(689)	2,197
Operating lease obligations	(100)	(91)	(185)	(148)
Other liabilities and accrued expenses	1,356	(1,871)	(1,748)	2,184	(1,220)
Net cash used in operating activities	(20,435)	(17,597)	(27,270)	(28,683)	(30,158)
Cash Flows from Investing Activities:
Purchase of software		(19)	(19)	(73)	(5)
Purchase of property and equipment	(161)	(202)	(211)	(681)	(721)
Acquisition of subsidiary net of cash acquired					(887)
Proceeds on disposal of assets				55
Maturities of short-term investments				12,982	37,564
Net cash used in investing activities	(161)	(221)	(230)	12,283	35,951
Cash Flows from Financing Activities:
Net proceeds from recapitalization transaction	11,543
Net proceeds from issuance of common stock	24,800	23,129	33,014
Net proceeds from issuance of warrants		3,270	3,270
Net proceeds from warrant exercises	44		98
Deferred merger costs			(1,901)
Lease liability payments	(6)	(8)	(14)	(14)	(13)
Net cash provided by financing activities	36,381	26,391	34,467	(14)	(13)
Effect of exchange rate changes on cash and cash equivalents	857	(1,191)	(8)	1,000	(1,386)
Change in cash and cash equivalents	16,642	7,382	6,959	(15,414)	4,394
Cash and cash equivalents at beginning of year	11,990	5,031	5,031	20,445	16,051
Cash and cash equivalents at end of year	28,632	12,413	11,990	5,031	20,445
Supplemental disclosures of non-cash investing and financing activities
Cash paid for interest	$ 115	$ 110	224	230	1
Lease liabilities from obtaining right-of-use assets				$ 1,446